Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	$ 24,025	$ 22,363
USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	22,151	19,448
NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	$ 1,874	2,906
Other Currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents		$ 9